17. Trade payables, net (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
TradePayablesNetLineItems [Line Items]
Trade payables	R$ 14,887	R$ 9,246
Bonuses from Suppliers [Member]
TradePayablesNetLineItems [Line Items]
Trade payables	(461)	(907)
Product Suppliers [Member]
TradePayablesNetLineItems [Line Items]
Trade payables	14,371	9,662
Service Suppliers [Member]
TradePayablesNetLineItems [Line Items]
Trade payables	R$ 977	R$ 491